Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator (FN 1)	Total Assets in ABS by Originator			Assets that Were Subject of Demand (FN2)			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
ABS
Renew 2023-1 Ltd.		Florida Green Finance Authority	5,252	$169,978,248.17	87.6%	1	$13,404.86	0.01%
		California Statewide Communities Development Authority	519	$24,013,000.19	12.4%	-	-	-
Renew 2024-1		Florida Green Finance Authority	3,722	$133,252,224.57	88.6%	1	$17,556.51	0.01%
		California Statewide Communities Development Authority	367	$17,193,025.17	11.4%	-	-	-

FN1: The reported repurchase activity represents fulfillment of obligations of Renew Financial Group LLC, an affiliate of Depositor III LLC, and not the repurchase obligations of the applicable Originator, nor any breaches of representations, warranties or covenants by the applicable Originator.

FN2:  The assets subject to demand were identified by the Securitizer as non-eligible PACE asset after the fact.